CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS (DEFICIT) EQUITY (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Net offering costs incurred	$ 3,824